Item 1   Schedule of Investments


 T. Rowe Price Health Sciences Fund
 (Unaudited)                                            March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS AND WARRANTS
 BIOTECHNOLOGY  45.0%
 Major Biotechnology  37.4%
 Abgenix *                                             750,000      5,250

 Alkermes *                                            1,175,000    12,196

 American Pharmaceutical *                             25,000       1,294

 Amgen ^*                                              750,000      43,657

 Array BioPharma *                                     100,000      701

 Atherogenics *                                        308,300      4,036

 Biogen IDEC ^*                                        309,800      10,691

 Celgene *                                             450,000      15,322

 Cephalon ^*                                           834,000      39,056

 Chiron ^*                                             30,000       1,052

 CV Therapeutics *                                     350,000      7,126

 Eyetech Pharmaceuticals ^*                            504,700      13,879

 Genentech ^*                                          615,000      34,815

 Gilead Sciences ^*                                    1,950,000    69,810

 Human Genome Sciences *                               500,000      4,610

 ICOS *                                                75,000       1,685

 ImClone Systems ^*                                    770,000      26,565

 Kosan Biosciences *                                   100,000      410

 Martek Biosciences ^*                                 145,000      8,438

 Medicines Company ^*                                  850,000      19,261

 MedImmune *                                           325,000      7,738

 Neurocrine Biosciences ^*                             475,000      18,078

 NPS Pharmaceuticals *                                 550,000      6,941

 OSI Pharmaceuticals ^*                                335,000      13,849

 Protein Design Labs *                                 625,000      9,994

 Seattle Genetics *                                    375,000      1,928

 Seattle Genetics, Warrants, 12/31/11 *++*             50,000       0

 Sepracor ^*                                           600,000      34,446

 Transkaryotic Therapies *                             225,000      5,617

 Trimeris *                                            725,000      8,163

 United Therapeutics ^*                                50,000       2,285

 Vertex Pharmaceuticals *                              600,000      5,616

                                                                    434,509

 Other Biotechnology  7.6%
 Alexion Pharmaceutical *                              325,000      7,041

 Amylin Pharmaceuticals ^*                             260,000      4,547

 BioCryst Pharmaceuticals *                            600,000      2,766

 Cubist Pharmaceuticals *                              975,000      10,355

 Cytokinetics *                                        75,000       492

 deCode Genetics *                                     550,000      3,135

 Discovery Laboratories *                              100,000      563

 Dynavax Technologies *                                50,000       234

 Encysive Pharmaceuticals *                            725,000      7,410

 Exelixis *                                            750,000      5,085

 Favrille *                                            100,000      508

 Idenix Pharmaceuticals *                              315,000      6,253

 Incyte Genomics *                                     400,000      2,732

 Insmed, Warrants, 5/31/05 *++*                        250,048      0

 Inspire Pharmaceuticals *                             175,000      1,428

 Keryx Biopharmaceuticals *                            250,000      3,340

 Ligand Pharmaceuticals, Class B *                     125,000      716

 Myogen *                                              250,000      1,972

 Myogen, Warrants, 9/29/09 *++*                        20,000       2

 Myriad Genetics *                                     161,200      2,964

 Nektar Therapeutics *                                 265,000      3,694

 NeoRx *                                               175,000      173

 NeoRx, Warrants, 12/31/08 *++*                        18,000       0

 ONYX Pharmaceuticals ^*                               200,000      6,270

 Pharmion *                                            100,000      2,900

 Rigel Pharmaceuticals *                               200,000      3,208

 Theravance *                                          60,000       1,095

 Theravance (IPO restricted shares) *++*               45,000       739

 Theravance (restricted shares), Series D1 *++*        170,615      2,802

 Vicuron Pharmaceuticals *                             150,000      2,364

 Vion Pharmaceuticals *                                950,000      2,708

 ViroLogic *                                           125,000      299

 ViroPharma *                                          350,000      819

 XOMA *                                                450,000      450

                                                                    89,064

 Total Biotechnology                                                523,573

 LIFE SCIENCES  4.4%
 Life Sciences  4.4%
 Gen-Probe ^*                                          225,000      10,026

 Immucor ^*                                            235,000      7,095

 Invitrogen *                                          255,000      17,646

 OraSure Technologies *                                250,000      1,840

 Serologicals *                                        175,000      4,277

 Symyx Technologies *                                  450,000      9,922

 Total Life Sciences                                                50,806

 PHARMACEUTICALS  16.9%
 International Pharmaceuticals  0.9%
 Schwarz Pharma AG (EUR)                               100,000      4,409

 Solvay (EUR)                                          40,000       4,769

 UCB (EUR)                                             25,000       1,210

                                                                    10,388

 Major Pharmaceuticals  16.0%
 Able Laboratories *                                   175,000      4,106

 Alcon                                                 110,000      9,822

 Allergan                                              50,000       3,474

 Andrx *                                               350,000      7,934

 Elan ADR ^*                                           926,000      3,000

 Eli Lilly ^                                           240,000      12,504

 Forest Laboratories ^*                                50,000       1,848

 GlaxoSmithKline (GBP)                                 59,000       1,352

 Indevus Pharmaceuticals *                             325,000      904

 IVAX ^*                                               550,000      10,873

 Johnson & Johnson                                     225,000      15,111

 MGI Pharma *                                          675,000      17,057

 Novartis ADR                                          80,000       3,742

 Noven Pharmaceuticals *                               188,500      3,197

 Penwest Pharmaceuticals *                             110,000      1,360

 Pfizer ^                                              550,000      14,448

 Salix Pharmaceuticals *                               50,000       825

 Sanofi-Aventis (EUR)                                  100,000      8,435

 Schering-Plough                                       350,000      6,353

 Shire Pharmaceuticals ADR ^                           200,000      6,856

 Taro Pharmaceuticals *                                72,100       2,275

 Teva Pharmaceutical ADR                               250,000      7,750

 Valeant Pharmaceuticals ^                             200,000      4,504

 Wyeth ^                                               675,000      28,471

 Yamanouchi Pharmaceutical (JPY)                       300,000      10,156

                                                                    186,357

 Total Pharmaceuticals                                              196,745

 PRODUCTS & DEVICES  9.9%
 Implants  7.4%
 Aspect Medical Systems *                              186,300      4,022

 Baxter International                                  50,000       1,699

 Biomet                                                100,000      3,630

 BioSphere Medical *                                   550,000      2,173

 C R Bard                                              25,000       1,702

 CryoLife *                                            475,000      2,940

 Edwards Lifesciences *                                200,000      8,644

 Endologix *                                           375,000      2,156

 Fischer Imaging *+                                    590,000      3,717

 Integra LifeSciences *                                50,000       1,761

 Kinetic Concepts ^*                                   250,000      14,913

 Kyphon *                                              92,400       2,326

 Medtronic ^                                           150,000      7,643

 Regeneration Technologies *                           439,800      4,534

 St. Jude Medical ^*                                   200,000      7,200

 Stryker                                               210,000      9,368

 Symmetry Medical *                                    50,000       951

 Zimmer Holdings *                                     90,000       7,003

                                                                    86,382

 Other Products & Devices  2.5%
 Bausch & Lomb                                         80,000       5,864

 CONMED *                                              16,500       495

 Cooper Companies                                      11,500       838

 Dade Behring Holdings *                               175,000      10,313

 INAMED ^*                                             20,000       1,398

 ResMed *                                              95,000       5,358

 Respironics *                                         20,000       1,165

 Select Comfort *                                      155,000      3,168

                                                                    28,599

 Total Products & Devices                                           114,981

 SERVICES  24.3%
 Distribution  2.3%
 AmerisourceBergen ^                                   75,000       4,297

 Cardinal Health                                       125,000      6,975

 Caremark RX *                                         50,000       1,989

 NeighborCare *                                        200,000      5,850

 Omnicare                                              50,000       1,772

 Patterson Companies *                                 125,000      6,244

                                                                    27,127

 Other Services  0.4%
 LabOne *                                              125,000      4,310

                                                                    4,310

 Payors  15.6%
 Coventry Health Care *                                180,000      12,265

 UnitedHealth Group                                    925,000      88,226

 WellPoint ^*                                          650,000      81,478

                                                                    181,969

 Providers  6.0%
 Community Health System *                             575,000       20,073

 Davita ^*                                             295,000       12,346

 HCA                                                   75,000        4,018

 HealthSouth *                                         400,000       2,140

 LCA-Vision                                            175,000       5,828

 Manor Care                                            50,000        1,818

 Sunrise Senior Living *                               225,000       10,935

 Symbion *                                             220,000       4,701

 Triad Hospitals *                                     135,000       6,764

 United Surgical Partners International *              25,000        1,144

                                                                     69,767

 Total Services                                                      283,173

 Total Miscellaneous Common Stocks  0.3% 8                           2,984

 Total Common Stocks and Warrants (Cost  $997,284)                   1,172,262

 CONVERTIBLE PREFERRED STOCKS  0.2%
 Control Delivery Systems, Series A *++*                37,216        500

 Corus Pharma *++*                                      1,724,138     1,944

 NeoRx, Series B *++*                                   45            98

 Total Convertible Preferred Stocks (Cost  $4,450)                    2,542

 PREFERRED STOCKS  0.4%
 Alexza Molecular Delivery, Series D *++*               1,555,210     1,800

 Fibrogen, Series F *++*                                659,341       2,700

 Total Preferred Stocks (Cost  $5,000)                                4,500

 CORPORATE BONDS  0.6%
 Morgan Stanley, 144A, 6.00%, 6/1/05                    250,000       7,448

 Total Corporate Bonds (Cost  $10,728)                                7,448

 OPTIONS PURCHASED  0.0%
 CV Therapeutics, Call, 4/16/05 @ $20.00 *              75,000        127

 Total Options Purchased (Cost  $125)                                 127

 OPTIONS WRITTEN  (2.1%)
 Abbott Laboratories, Put, 1/21/06 @ $55.00 *          (40,000)      (348)

 Alexion Pharmaceutical, Put, 5/21/05 @ $22.50 *       (25,000)      (56)

 Allergan Put
 7/16/05 @ $80.00 *                                    (10,000)      (107)

 1/21/06 @ $80.00 *                                    (15,000)      (174)

 AmerisourceBergen, Call, 5/21/05 @ $60.00 *           (75,000)      (83)

 Amgen
 Call, 4/16/05 @ $60.00 *                              (25,000)      (9)

 Put, 7/16/05 @ $60.00 *                               (60,000)      (216)

 Amylin Pharmaceuticals
 Call
 1/21/06 @ $22.50 *                                    (25,000)      (58)

 1/21/06 @ $25.00 *                                    (100,000)     (163)

 Put, 1/21/06 @ $20.00 *                               (25,000)      (131)

 AstraZeneca, Put, 10/22/05 @ $45.00 *                 (50,000)      (297)

 Bausch & Lomb
 Put
 1/21/06 @ $65.00 *                                    (30,000)      (62)

 1/21/06 @ $70.00 *                                    (25,000)      (89)

 1/21/06 @ $75.00 *                                    (25,000)      (141)

 1/21/06 @ $80.00 *                                    (25,000)      (214)

 Baxter International
 Put
 1/21/06 @ $35.00 *                                    (50,000)      (144)

 1/21/06 @ $40.00 *                                    (25,000)      (155)

 Biogen IDEC
 Call
 7/05/05 @ $40.00 *                                    (75,000)      (71)

 7/16/05 @ $45.00 *                                    (50,000)      (22)

 Put
 4/16/05 @ $65.00 *                                    (6,000)       (182)

 7/16/05 @ $45.00 *                                    (25,000)      (265)

 1/21/06 @ $60.00 *                                    (6,100)       (155)

 1/21/06 @ $70.00 *                                    (300)         (11)

 Biomet, Put, 7/16/05 @ $45.00 *                       (25,000)      (219)

 Boston Scientific, Put, 1/21/06 @ $40.00 *            (45,000)      (481)

 Celgene, Put, 1/21/06 @ $35.00 *                      (50,000)      (265)

 Cephalon, Call, 8/20/05 @ $55.00 *                    (50,000)      (41)

 Chiron, Call, 10/22/05 @ $45.00 *                     (30,000)      (17)

 Community Health System
 Put
 6/18/05 @ $30.00 *                                    (19,700)      (5)

 9/17/05 @ $35.00 *                                    (50,000)      (103)

 Coventry Health Care
 Put
 1/21/06 @ $50.00 *                                    (25,000)      (33)

 1/21/06 @ $60.00 *                                    (25,000)      (84)

 1/21/06 @ $65.00 *                                    (25,000)      (127)

 Davita
 Call, 7/16/05 @ $45.00 *                              (50,000)      (50)

 Put
 1/21/06 @ $50.00 *                                    (35,000)      (299)

 7/16/05 @ $50.00 *                                    (40,000)      (328)

 Edwards Lifesciences, Put, 8/20/05 @
$50.00 *                                               (30,000)      (205)
 Elan
 Call, 7/16/05 @ $10.00 *                              (300,000)     (23)

 Put
 7/16/05 @ $30.00 *                                    (11,100)      (297)

 1/21/06 @ $25.00 *                                    (66,300)      (1,445)

 1/21/06 @ $30.00 *                                    (68,500)      (1,836)

 1/21/06 @ $35.00 *                                    (20,900)      (665)

 Eli Lilly, Call, 7/16/05 @$60.00 *                    (25,000)      (18)

 Encysive Pharmaceuticals,
 Put, 10/22/05 @$15.00 *                               (25,000)      (124)

 Eyetech Pharmaceuticals

 Call, 9/17/05 @ $40.00 *                              (100,000)     (145)

 Put
 6/18/05 @ $40.00 *                                    (25,000)      (321)

 6/18/05 @ $45.00 *                                    (49,300)      (873)

 9/17/05 @ $45.00 *                                    (19,900)      (357)

 Forest Laboratories, Call, 5/21/05 @$40.00 *          (50,000)      (40)

 Gen-Probe
 Call, 8/20/05 @ $60.00 *                              (75,000)      (23)

 Put, 8/20/05 @ $50.00 *                               (25,000)      (172)

 Genentech
 Call
 6/18/05 @ $65.00 *                                    (50,000)      (45)

 9/17/05 @ $70.00 *                                    (150,000)     (206)

 Put
 6/18/05 @ $50.00 *                                    (45,000)      (59)

 6/18/05 @ $60.00 *                                    (35,000)      (189)

 9/17/05 @ $70.00 *                                    (30,000)      (424)

 1/21/06 @ $50.00 *                                    (25,000)      (90)

 1/21/06 @ $65.00 *                                    (120,000)     (1,332)

 Gilead Sciences
 Call, 8/20/05 @ $40.00 *                              (150,000)     (184)

 Put, 8/20/05 @ $32.50 *                               (30,000)      (43)

 HCA, Put, 1/21/06 @ $50.00 *                          (50,000)      (128)

 Henry Schein, Put, 1/21/06 @ $30.00 *                 (20,000)      (18)

 ICOS, Put, 1/21/06 @ $30.00 *                         (30,000)      (238)

 ImClone Systems
 Call
 5/21/05 @ $40.00 *                                    (100,000)     (122)

 5/21/05 @ $45.00 *                                    (125,000)     (66)

 5/21/05 @ $50.00 *                                    (100,000)     (30)

 8/20/05 @ $50.00 *                                    (200,000)     (145)

 11/19/05 @ $40.00 *                                   (100,000)     (340)

 1/21/06 @ $50.00 *                                    (100,000)     (170)

 Immucor
 Call
 6/18/05 @ $35.00 *                                    (25,000)      (26)

 9/17/05 @ $35.00 *                                    (50,000)      (102)

 Put, 9/17/05 @ $35.00 *                               (25,000)      (163)

 INAMED, Call, 4/16/05 @ $65.00 *                      (20,000)      (105)

 Invitrogen
 Put
 1/21/06 @ $70.00 *                                    (35,000)      (222)

 1/21/06 @ $75.00 *                                    (25,000)      (225)

 IVAX
 Call, 6/18/05 @ $17.50 *                              (75,000)      (210)

 Put, 1/21/06 @ $22.50 *                               (50,000)      (195)

 Kinetic Concepts
 Call
 6/18/05 @ $65.00 *                                    (75,000)      (116)

 9/17/05 @ $70.00 *                                    (30,000)      (53)

 Put
  6/18/05 @ $65.00 *                                   (30,000)      (198)

 9/17/05 @ $65.00 *                                    (15,000)      (118)

 LCA Vision, Put, 9/17/05 @ $35.00 *                   (30,000)      (138)

 Martek Biosciences
 Call
 6/18/05 @ $50.00 *                                    (50,000)      (517)

 6/18/05 @ $55.00 *                                    (25,000)      (173)

 Put, 6/18/05 @ $60.00 *                               (18,000)      (100)

 Medicines Company, Call, 7/16/05 @ $25.00 *           (75,000)      (84)

 Medtronic
 Call, 5/21/05 @ $50.00 *                              (50,000)      (108)

 Put
 5/21/05 @ $55.00 *                                    (35,000)      (145)

 1/21/06 @ $55.00 *                                    (15,000)      (81)

 Merck, Put, 1/26/06 @ $30.00 *                        (40,000)      (74)

 MGI Pharma, Put, 1/21/06 @ $22.50 *                   (30,000)      (70)

 Neurocrine Biosciences
 Call
 5/21/05 @ $45.00 *                                    (75,000)      (28)

 8/20/05 @ $50.00 *                                    (75,000)      (45)

 Put, 8/20/05 @ $45.00 *                               (30,000)      (239)

 ONYX Pharmaceuticals
 Call, 8/20/05 @ $45.00 *                              (75,000)      (36)

 Put, 8/20/05 @ $30.00 *                               (25,000)      (85)

 OSI Pharmaceuticals
 Call, 7/16/05 @ $55.00 *                              (50,000)      (64)

 Put, 7/16/05 @ $50.00 *                               (35,000)      (364)

 Patterson Companies, Put, 7/16/05 @ $45.00 *          (25,000)      (18)

 Pfizer
 Call
 1/21/06 @ $30.00 *                                    (100,000)     (95)

 1/21/06 @ $32.50 *                                    (50,000)      (24)

 ResMed, Put, 10/22/05 @ $65.00 *                      (40,000)      (358)

 Respironics, Put, 10/22/05 @ $65.00 *                 (32,500)      (244)

 Sepracor
 Call
 4/16/05 @ $65.00 *                                    (100,000)     (25)

 7/16/05 @ $70.00 *                                    (27,500)      (40)

 7/16/05 @ $75.00 *                                    (100,000)     (75)

 Put
 4/16/05 @ $60.00 *                                    (25,000)      (90)

 4/16/05 @ $65.00 *                                    (25,000)      (199)

 7/16/05 @ $60.00 *                                    (75,000)      (495)

 1/21/06 @ $55.00 *                                    (50,000)      (325)

 1/21/06 @ $60.00 *                                    (55,000)      (481)

 1/21/06 @ $65.00 *                                    (35,000)      (404)

 1/21/06 @ $70.00 *                                    (10,000)      (149)

 Serologicals, Put, 4/16/05 @ $22.50 *                 (8,800)       (2)

 Shire Pharmaceuticals
 Call, 10/22/05 @ $37.50 *                             (50,000)      (79)

 Put
 7/16/05 @ $40.00 *                                    (15,400)      (89)

 1/21/06 @ $40.00 *                                    (55,000)      (349)

 St. Jude Medical
 Call, 7/16/05 @ $40.00 *                              (45,000)      (28)

 Put
 7/16/05 @ $40.00 *                                    (30,000)      (129)

 1/21/06 @ $40.00 *                                    (25,000)      (130)

 Stryker, Put, 1/21/06 @ $50.00 *                      (30,000)      (194)

 Sunrise Senior Living, Put, 7/16/05 @ $45.00 *        (30,000)      (32)

 Triad Hospitals
 Put
 1/21/06 @ $40.00 *                                    (25,000)      (24)

 1/21/06 @ $50.00 *                                    (25,000)      (91)

 United Therapeutics, Call, 5/21/05 @ $50.00 *         (50,000)      (45)

 Valeant Pharmaceuticals, Call,  9/17/05 @ $25.00 *    (75,000)      (69)

 WellPoint
 Call, 6/18/05 @ $90.00 *                              (10,000)      (359)

 Put, 6/18/05 @ $105.00 *                              (25,000)      (24)

 Wyeth
 Call
 7/16/05 @ $40.00 *                                    (75,000)      (244)

 7/16/05 @ $45.00 *                                    (150,000)     (105)

 1/21/06 @ $45.00 *                                    (150,000)     (311)

 1/21/06 @ $50.00 *                                    (100,000)     (72)

 Zimmer Holdings, Put, 1/21/06 @ $80.00 *              (10,000)      (86)

 Total Options Written (Cost  $(25,371))                             (25,146)

 SHORT-TERM INVESTMENTS  0.5%
 Money Market Fund  0.5%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       5,962,156     5,962

 Total Short-Term Investments (Cost  $5,962)                         5,962

 Total Investments in Securities
 100.4% of Net Assets (Cost $998,178)                             $  1,167,695


 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  *  Non-income producing
  8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 ^ All or a portion of this security is pledged to cover written call options at March 31, 2005.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $7,448 and represents 0.6% of net assets
 ADR  American Depository Receipts
 EUR  Euro
 GBP  British pound
 JPY  Japanese yen


 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                            Purchase    Sales   Investment       Value
 Affiliate                  Cost        Cost    Income      3/31/05    12/31/04

 Endologix                 $  -           -     $  -       $   *      $  2,561

 Fischer Imaging              -           -        -         3,717       2,301

 T. Rowe Reserve
 Investment Fund             **          **        57        5,962       15,453

 Totals                                         $  57      $ 9,679    $  20,315

 * The issuer was not considered an affiliated company at March 31, 2005. **Purchase and sale information not shown for cash management funds.


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities excluding 144A issues) at period-end amounts to $10,585 and represents 0.9% of net assets.
                                                 Acquisition        Acquisition
 Description                                     Date               Cost
 Alexza Molecular Delivery, Series D             12/23/04           $  2,000

 Control Delivery Systems, Series A              8/9/00                2,000

 Corus Pharma                                    4/21/04               2,000

 Fibrogen, Series F                              12/30/04              3,000

 Insmed, Warrants, 5/31/05                       5/31/00               26

 Myogen, Warrants, 9/29/09                       9/29/04               3

 NeoRx, Warrants, 12/31/08                       12/5/03               0

 NeoRx, Series B                                 12/5/03               450

 Seattle Genetics, Warrant, 12/31/11             7/8/03                0

 Theravance (IPO restricted shares)              10/4/04               720

 Theravance (restricted shares), Series D1       10/6/04               2,380

 Totals                                                             $  12,579

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Health Sciences Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options
The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $998,178,000. Net unrealized gain aggregated $169,522,000 at period-end, of which $296,475,000 related to appreciated investments and $126,953,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                     SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005